TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2013 CHINA [Member] CNY	Dec. 31, 2013 CHINA [Member] Minimum [Member]	Dec. 31, 2013 HONG KONG [Member]	Dec. 31, 2013 SWITZERLAND [Member]	Dec. 31, 2013 UNITED STATES [Member]	Dec. 31, 2013 UNITED STATES [Member] Minimum [Member]	Dec. 31, 2013 UNITED STATES [Member] Maximum [Member]	Dec. 31, 2013 GERMANY [Member]	Dec. 31, 2013 FRANCE [Member]	Dec. 31, 2013 ITALY [Member]	Dec. 31, 2013 CANADA [Member]	Dec. 31, 2013 AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%	25.00%	(25.00%)	25.00%	25.00%		16.50%	8.62%		15.00%	35.00%	33.00%	33.33%	31.40%	15.00%	30.00%
State/Province tax rate									8.84%						11.50%
Reduced statutory rate					15.00%
Dividend distribution witholding tax					10.00%	5.00%
Statutory reserves	$ 30,548,125	184,929,183	179,041,258		709,676,806
Deferred tax liability reinvested earnings					70,967,681